Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Income and Expenses

	2018		2017		2016
Gain on sale of shares (see Note 4.2)	Ps.	—	Ps.	123	Ps.	—
Gain on sale of Heineken Group shares		—		29,989		—
Gain on sale of other assets		344		—		—
Gain on sale of long-lived assets		174		210		170
Sale of waste material		13		3		50
Write off-contingencies (see Note 25.5)		—		—		329
Recoveries from previous years		—		—		466
Insurance rebates		10		6		10
Foreign exchange gain		123		—		—
Others		9		1,621		132

Other income	Ps.	673	Ps.	31,952	Ps.	1,157

Contingencies associated with prior acquisitions or disposals	Ps.	138	Ps.	39	Ps.	1,582
Loss on sale of equity financial assets		—		—		8
Loss on sale of other assets		—		148		159
Recoveries of prior years		116		35		—
Impairment of long-lived assets (2)		432		2,063		—
Disposal of long-lived assets (1)		518		451		238
Suppliers provisions		—		398		—
Foreign exchange losses related to operating activities		—		2,524		2,370
Non-income taxes from Colombia		—		—		53
Contingencies		518		636		—
Severance payments		264		243		98
Donations		528		242		203
Legal fees and other expenses from past acquisitions		149		612		241
Venezuela deconsolidation effect		—		26,123		—
Other		284		352		957

Other expenses	Ps.	2,947	Ps.	33,866	Ps.	5,909

(1)	Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(2)	Includes Venezuela impairment of Ps. 2,053 (see Note 3.3).